CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Millions	Total	Preferred stock [Member]	Preferred stock [Member] Preferred stock, exchanged for shares of common stock [Member]	Common Stock [Member]	Common Stock [Member] Conversion of preferred stock into common stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Preferred stock, exchanged for shares of common stock [Member]	Additional Paid-in Capital [Member] Contingent convertible senior notes exchanged for shares of common stock [Member]	Additional Paid-in Capital [Member] Senior notes exchanged for shares of common stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock - Common [Member]	Parent [Member]	Noncontrolling Interest [Member]
Chesapeake stockholders’ equity, beginning of period at Dec. 31, 2015		$ 3,062		$ 7		$ 12,403				$ (13,084)	$ (99)	$ (33)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchased during period, value			$ (1,291)
Stock issued during period, value, conversion of convertible securities				1	$ 1
Stock-based compensation						64
Convertible notes exchanged, value						(165)		$ 241	$ 229
Exchange/ conversion of preferred stock for shares of common stock							$ 1,290
Issuance of 5.5% convertible senior notes due 2026						445
Equity component of contingent convertible notes repurchased, net of tax						(16)
Dividends on preferred stock						0
Issuance costs						(5)
Net income (loss) attributable to Chesapeake	$ (3,493)									(3,493)
Hedging activity											3
Purchase of 1,510,022, 1,206,419, and 37,871 shares for company benefit plans												0
Release of 503,863, 186,529 and 255,091 shares from company benefit plans												6
Chesapeake stockholders’ equity, end of period at Dec. 31, 2016		1,771		9		14,486				(13,625)	(96)	(27)	$ 2,518
Stockholders' equity attributable to noncontrolling interest, beginning of period at Dec. 31, 2015														$ 141
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to noncontrolling interests	3													3
Distributions to noncontrolling interest owners														(4)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2016														49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY	2,567
Stock repurchased during period, value			(100)
Stock issued during period, value, conversion of convertible securities				0	0
Stock-based compensation						54
Convertible notes exchanged, value						0		0	0
Exchange/ conversion of preferred stock for shares of common stock							100
Issuance of 5.5% convertible senior notes due 2026						0
Equity component of contingent convertible notes repurchased, net of tax						(20)
Dividends on preferred stock						(183)
Issuance costs						0
Net income (loss) attributable to Chesapeake	(505)									(505)
Hedging activity											39
Purchase of 1,510,022, 1,206,419, and 37,871 shares for company benefit plans												(7)
Release of 503,863, 186,529 and 255,091 shares from company benefit plans												3
Chesapeake stockholders’ equity, end of period at Dec. 31, 2017	1,899	1,671		9		14,437				(14,130)	(57)	(31)	1,899
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to noncontrolling interests	3													3
Distributions to noncontrolling interest owners														(8)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2017	44													44
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY	1,943
Stock repurchased during period, value			$ 0
Stock issued during period, value, conversion of convertible securities				0	$ 0
Stock-based compensation						33
Convertible notes exchanged, value						0		$ 0	$ 0
Exchange/ conversion of preferred stock for shares of common stock							$ 0
Issuance of 5.5% convertible senior notes due 2026						0
Equity component of contingent convertible notes repurchased, net of tax						0
Dividends on preferred stock						(92)
Issuance costs						0
Net income (loss) attributable to Chesapeake	226									226
Hedging activity											34
Purchase of 1,510,022, 1,206,419, and 37,871 shares for company benefit plans												(4)
Release of 503,863, 186,529 and 255,091 shares from company benefit plans												4
Chesapeake stockholders’ equity, end of period at Dec. 31, 2018	2,092	$ 1,671		$ 9		$ 14,378				$ (13,912)	$ (23)	$ (31)	$ 2,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to noncontrolling interests	2													2
Distributions to noncontrolling interest owners														(5)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2018	41													$ 41
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY	$ 2,133